PREPAID LAND LEASE PAYMENT	12 Months Ended
Dec. 31, 2012
PREPAID LAND LEASE PAYMENT [Abstract]
Prepaid Land Lease Payment

Note 7-PREPAID LAND LEASE PAYMENT

	As of December 31,
	2011	2012
	RMB	RMB	US$
Prepaid land lease payment	-	44,656	7,168
Less: accumulated amortization	-	(447)	(72)

Net carrying value	-	44,209	7,096

Amortization expense for prepaid land lease payment for the years ended December 2010, 2011 and 2012 was RMB nil, RMB nil and RMB447 (US$72), respectively. The Company expects to recognize RMB893 (US$144) in amortization expense for each of the next five years.